ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES - Loan payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Convertible Notes
Loan payable	$ 211	$ 3,000
Scytech Limited
Convertible Notes
Loan payable, interest rate		0.00%
Loan payable, issuance date		Sep. 21, 2022
Loan payable, maturity date		Dec. 31, 2023
Loan payable		$ 2,700
CPL Yellow stones Limited
Convertible Notes
Loan payable, interest rate		5.00%
Loan payable, issuance date		Dec. 21, 2022
Loan payable, maturity date		Mar. 31, 2023
Loan payable		$ 200
Yunfeiyang Limited
Convertible Notes
Loan payable, interest rate		5.00%
Loan payable, issuance date		Dec. 21, 2022
Loan payable, maturity date		Mar. 31, 2023
Loan payable		$ 100
Shanghai Wuxia Jindongxue Technology Co., Ltd [Member]
Convertible Notes
Loan payable, interest rate	0.00%
Loan payable, issuance date	Aug. 29, 2023
Loan payable	$ 211